                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 Rivus Bond Fund
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                Armonk, NY 10504
               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2010

                                                                                                      SHARES          VALUE
                                                                                                  --------------  ------------
COMMON STOCK (0.03%)
MEDIA (0.03%)
Quad Graphics, Inc.(a)                                                                                     1,488  $     61,395
XO Holdings, Inc.(a)                                                                                          13             9
                                                                                                                  ------------
TOTAL COMMON STOCK (Cost of $72,870)                                                                                    61,404
                                                                                                                  ------------

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)
                                                                                ----------------  --------------
CORPORATE DEBT SECURITIES (81.42%)
AUTOMOTIVE (1.47%)
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30                                            Ba3/B       $        1,000     1,165,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32                                     Ba3/B                  500       572,500
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13                         Ba2/B+                1,000     1,072,100
Goodyear Tire & Rubber Co., Sr. Unsec. Notes, 10.50%, 05/15/16(c)                     B1/B+                  250       285,000
                                                                                                                  ------------
                                                                                                                     3,094,600
                                                                                                                  ------------
CHEMICALS (2.31%)
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A                                Ba1/BB+                 500       516,250
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19                                 Baa3/BBB-                500       626,624
Grupo Petrotemex SA de CV, Sr. Unsec. Notes, 9.50%, 08/19/14, 144A                    NA/BB                  500       557,500
Incitec Pivot Finance LLC, Co. Gty, 6.00%, 12/10/19, 144A                           Baa3/BBB                 405       414,729
Olin Corp., Sr. Unsec. Notes, 9.125%, 12/15/11                                        Ba1/B                   66        68,792
Sinochem Overseas Capital Co., Ltd., Co. Gty, 4.50%, 11/12/20, 144A                 Baa1/BBB+                500       492,817
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96                              Baa3/BBB-              2,000     1,910,000
Westlake Chemicals, Gtd., 6.625%, 01/15/16(c)                                       Ba2/BBB-                 250       258,437
                                                                                                                  ------------
                                                                                                                     4,845,149
                                                                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (14.73%)
Ally Financial, Inc., Co. Gty, 7.50%, 09/15/20, 144A                                  B3/B                   315       330,356
American Express Co., Sr. Unsec. Notes, 7.00%, 03/19/18                              A3/BBB+               1,000     1,164,773
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20                             A2/A                   190       193,703
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21                             A2/A                   500       517,304
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                                    A3/A-                1,000       990,950
BankBoston Capital Trust III, Ltd. Gty., 1.052%, 06/15/27(c),(d)                     Baa3/NR                 270       186,757
BNP Paribas, Sub. Notes, 5.186%, 06/29/15, 144A(d),(e)                               Baa1/A                1,000       910,000
Capital One Capital V, Co. Gty., 10.25%, 08/15/39                                    Baa3/BB               1,500     1,605,000
CDP Financial, Inc., Co. Gty, 4.40%, 11/25/19, 144A                                  Aaa/AAA                 400       406,670
Chase Capital II, Ltd. Gty, Series B, 0.787%, 02/01/27(c),(d)                        A2/BBB+                  70        55,358
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/57(c),(d)                              Ba1/BB+                 500       520,000
Citigroup, Inc., Sr. Unsec. Notes, 6.375%, 08/12/14                                   A3/A                   151       166,886
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15                                    A3/A                 1,000     1,097,026
Citigroup, Inc., Sr. Unsec. Notes, 5.375%, 08/09/20                                   A3/A                   105       109,096
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39                                   A3/A                   125       159,017
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19                                        A3/A                   595       738,654
CoBank, ACB, Sub. Notes, 7.875%, 04/16/18, 144A                                       NR/A                   500       555,835
Corp. Andina de Fomento, Sr. Unsec. Notes, 3.75%, 01/15/16                            A1/A+                   95        94,179
Credit Agricole SA, 6.637%, 05/31/17, 144A(d),(e)                                     A3/A-                1,250     1,071,875
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19                     Ba1/BBB-                 200       248,243
Export-Import Bank of Korea, Sr. Notes, 8.125%, 01/21/14                              A1/A                   500       571,961
FleetBoston Financial Corp., Sub. Notes, 6.875%, 01/15/28                             A3/A-                  500       500,115
General Electric Capital Corp, Sr. Unsec. Notes, 5.625%, 05/01/18                    Aa2/AA+                 230       250,818
General Electric Capital Corp., Sr. Unsec. Notes, 6.125%, 02/22/11                   Aa2/AA+               1,000     1,007,327
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39                   Aa2/AA+               1,000     1,155,660

  The accompanying notes are an integral part of this schedule of investments.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)      VALUE
                                                                                ----------------  --------------  ------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
GMAC, Inc., Co. Gty., 7.25%, 03/02/11                                                 B3/B        $          633  $    636,165
HSBC America Capital Trust II, Co. Gty., 8.38%, 05/15/27, 144A(c)                     NR/A-                2,500     2,524,668
HSBC Capital Funding LP, Limited Gty., 10.176%, 06/30/30, 144A(d),(e)                 A3/A-                  500       653,750
HSBC Finance Corp., Sr. Unsec. Notes, 6.75%, 05/15/11                                 A3/A                 1,000     1,021,726
HSBC Finance Corp., Sr. Unsec. Notes, 7.00%, 05/15/12                                 A3/A                   500       536,472
ICICI Bank Ltd., Sr. Unsec. Notes, 5.75%, 11/16/20, 144A                            Baa2/BBB-              1,000       995,239
Jefferies Group, Inc., Sr. Unsec. Notes, 8.50%, 07/15/19                            Baa2/BBB                 129       147,496
Jefferies Group, Inc., Sr. Unsec. Notes, 6.875%, 04/15/21                           Baa2/BBB               1,000     1,039,271
JP Morgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20                             Aa3/A+                  175       172,243
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                                 Aa2/A+                1,000     1,108,562
JP Morgan Chase Capital XXV, Ltd. Gty, Series Y, 6.80%, 10/01/37                     A2/BBB+                 850       876,427
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                               Aaa/NR                  500       530,857
Merrill Lynch & Co. Inc., Notes, 6.875%, 04/25/18                                     A2/A                 1,000     1,094,358
Merrill Lynch & Co. Inc., Sub. Notes, 7.75%, 05/14/38                                 A3/A-                  500       518,914
Merrill Lynch & Co., Inc., Sub. Notes, 6.05%, 05/16/16                                A3/A-                  320       329,700
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17                                     A2/A                   300       323,150
National Agricultural Cooperative Federation, Sr. Notes, 5.00%, 09/30/14, 144A        A1/A                   500       525,293
Santander US Debt SA Unipersonal, Bank Gty, 3.724%, 01/20/15, 144A                   Aa2/AA                  100        94,746
Sanwa Bank Ltd., Sr. Sub. Notes, 7.40%, 06/15/11                                      Aa3/A                  500       509,478
UBS AG Stamford CT, Sr. Unsec. Notes, Bank Notes, 4.875%, 08/04/20                   Aa3/A+                  250       254,335
UBS PFD Funding Trust V, Co. Gty., 6.243%, 05/15/16(d),(e)                          Baa3/BBB-                500       480,000
Wachovia Capital Trust III, Bank Gtd., 5.80%, 03/15/11(d),(e)                        Ba1/A-                1,000       867,500
Wells Fargo Capital XV, 9.75%, 09/26/13(d),(e)                                       Ba1/A-                1,000     1,112,500
                                                                                                                  ------------
                                                                                                                    30,960,413
                                                                                                                  ------------
ENERGY (10.97%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26                                       A3/A-                  500       650,128
Burlington Resources, Inc., Co. Gty, 9.125%, 10/01/21                                 A2/A                   850     1,177,300
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29                        Baa3/BBB-              1,000     1,036,830
EL Paso Corp., Notes, 8.05%, 10/15/30                                                Ba3/BB-               1,000     1,014,593
Florida Gas Transmission Co., LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A          Baa2/BBB                 140       173,447
Gaz Capital SA, Notes, 8.125%, 07/31/14, 144A                                       Baa1/BBB                 500       565,000
KazMunaiGaz Finance Sub BV, Co. Gty., 11.75%, 01/23/15, 144A                        Baa2/BBB-                500       620,600
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A                  Baa3/BBB-                500       495,600
Lukoil International Finance BV, Co. Gty, 6.125%, 11/09/20, 144A                    Baa2/BBB-              1,000     1,001,200
Motiva Enterprises LLC, Notes, 5.75%, 01/15/20, 144A                                  A2/A                    64        71,790
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A                       A2/A                   124       144,119
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19                                  Baa2/BBB                 625       774,491
NiSource Finance Corp., Co. Gty., 10.75%, 03/15/16                                  Baa3/BBB-                250       334,348
NRG Energy, Inc., Co. Gty, 7.25%, 02/01/14(c)                                        B1/BB-                  285       290,700
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20, 144A(c)                                 B1/BB-                  500       512,500
ONEOK Partners LP, Sr. Notes, 8.625%, 03/01/19                                      Baa2/BBB                 375       467,861
Pemex Project Funding Master Trust, Co. Gty, 6.625%, 06/15/35                       Baa1/BBB                 105       106,837
Petrohawk Energy Corp., Co. Gty, 7.875%, 06/01/15(c)                                  B3/B+                  160       166,600
Petroleos Mexicanos, Co. Gty, 6.00%, 03/05/20                                       Baa1/BBB                 750       795,000
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19                                      Baa1/BBB                 250       301,250
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec., 9.75%, 08/14/19, 144A         Baa3/BBB                 500       600,000
Pride International, Inc., Sr. Unsec. Notes, 8.50%, 06/15/19                        Ba1/BBB-                 500       568,750
Pride International, Inc., Sr. Unsec. Notes, 6.875%, 08/15/20                       Ba1/BBB-                 500       518,750
Rowan Cos., Inc., Sr. Unsec. Notes, 7.875%, 08/01/19                                Baa3/BBB-                189       219,335
SEACOR Holdings, Inc., Sr. Notes, 7.375%, 10/01/19                                  Ba1/BBB-               1,000     1,037,258
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19                            Aa1/AA                1,000     1,042,555
Sunoco Logistics Partners Operations LP, Co. Gty., 5.50%, 02/15/20                  Baa2/BBB                 335       345,879
Transocean, Inc., Series C, 1.50%, 12/15/37(c)                                      Baa3/BBB                 280       270,900

  The accompanying notes are an integral part of this schedule of investments.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)      VALUE
                                                                                ----------------  --------------  ------------
ENERGY (CONTINUED)
Transocean, Inc., Sr. Unsec. Notes, 7.50%, 04/15/31                                  Baa3/BBB     $          500  $    535,775
Valero Energy Corp., Co. Gty, 9.375%, 03/15/19                                       Baa2/BBB                124       153,919
Valero Energy Corp., Co. Gty, 8.75%, 06/15/30                                        Baa2/BBB              1,000     1,134,562
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39                              Baa2/BBB                500       663,720
Weatherford Bermuda Holdings, Ltd., Co. Gty., 6.75%, 09/15/40                        Baa2/BBB              1,600     1,680,445
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24                                 A2/A                2,539     3,416,377
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32                               Baa3/BB+                130       159,047
                                                                                                                  ------------
                                                                                                                    23,047,466
                                                                                                                  ------------
FOOD AND BEVERAGE (0.98%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty, 7.75%, 01/15/19, 144A                Baa2/BBB+                325       404,413
Anheuser-Busch InBev Worldwide, Inc., Co. Gty, 8.20%, 01/15/39, 144A                Baa2/BBB+                 27        36,628
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19                                 Baa2/BBB-                125       146,566
Delhaize Group SA, Co. Gty, 5.70%, 10/01/40, 144A                                   Baa3/BBB-                709       674,889
Kraft Foods, Inc., Sr. Unsec. Notes, 5.375%, 02/10/20                               Baa2/BBB-                241       259,381
Smithfield Foods, Inc., Sr. Sec. Notes, 10.00%, 07/15/14                               B1/B+                 290       334,225
Supervalu, Inc., Sr. Unsec. Notes, 8.00%, 05/01/16                                    Ba3/B+                  40        38,300
WM Wrigley Jr. Co., Sr. Sec. Notes, 3.70%, 06/30/14, 144A                            Baa2/BBB                165       169,959
                                                                                                                  ------------
                                                                                                                     2,064,361
                                                                                                                  ------------
GAMING, LODGING & LEISURE (0.85%)
Firekeepers Development Authority, Sr. Sec. Notes, 13.875%, 05/01/15, 144A(c)          B2/B+                 750       886,875
Mandalay Resort Group, Co. Gty, 7.625%, 07/15/13                                    Caa3/CCC-                250       236,875
Royal Caribbean Cruises Ltd., Sr. Unsec. Notes, 7.00%, 06/15/13                       Ba3/BB                 250       264,375
Wynn Las Vegas LLC, 7.875%, 11/01/17(c)                                               Ba3/BB+                125       134,687
Wynn Las Vegas LLC, 7.875%, 05/01/20(c)                                               Ba3/BB+                250       267,500
                                                                                                                  ------------
                                                                                                                     1,790,312
                                                                                                                  ------------
HEALTHCARE (1.19%)
Alere, Inc., Co. Gty., 9.00%, 05/15/16(c)                                              B3/B-                 150       154,500
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20                           Ba1/BBB-                500       521,199
Fresenius US Finance II, Inc., Co. Gty, 9.00%, 07/15/15, 144A                         Ba1/BB                 250       286,250
HCA, Inc., Sec. Notes, 9.25%, 11/15/16(c)                                             B2/BB-                 370       394,744
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18                      A1/AA                 500       595,378
Mylan, Inc., Co. Gty., 7.875%, 07/15/20, 144A(c)                                      B1/BB-                 500       538,750
                                                                                                                  ------------
                                                                                                                     2,490,821
                                                                                                                  ------------
INDUSTRIAL (4.74%)
Affinion Group, Inc., Co. Gty, 11.50%, 10/15/15(c)                                    Caa1/B-                460       478,400
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20                                      Baa3/BBB-                640       657,217
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37                                      Baa3/BBB-                244       228,686
Altria Group, Inc., Co. Gty, 9.70%, 11/10/18                                         Baa1/BBB                317       418,195
Altria Group, Inc., Co. Gty, 10.20%, 02/06/39                                        Baa1/BBB                 29        41,913
ArcelorMittal, Sr. Unsec. Notes, 7.00%, 10/15/39                                    Baa3/BBB-                405       420,302
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20                          Baa3/BBB-                500       510,604
Belden, Inc., Sr. Sub. Notes, 7.00%, 03/15/17(c)                                      Ba2/B+                 250       253,125
Gerdau Trade, Inc., Co. Gty., 5.75%, 01/30/21, 144A                                   NR/BBB-                500       501,250
GXS Worldwide, Inc., Sr. Sec. Notes, 9.75%, 06/15/15(c)                                B2/B                   65        64,187
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A                    Baa2/BBB              1,000     1,038,444
Ingersoll-Rand Global Holding Co., Ltd., Co. Gty, 6.875%, 08/15/18                  Baa1/BBB+                185       212,923
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15(c)                               Ba1/BB+              1,000     1,030,000
Meccanica Holdings USA, Co. Gty, 6.25%, 07/15/19, 144A                                A3/BBB                 129       136,385
Northrop Grumman Space & Mission Systems Corp., Co. Gty, 7.75%, 06/01/29             Baa1/BBB+               500       644,273
Sealed Air Corp., Sr. Notes, 7.875%, 06/15/17(c)                                     Baa3/BB+                500       549,849
Tyco International Finance SA, Co. Gty, 8.50%, 01/15/19                               Baa1/A-                 93       119,039

  The accompanying notes are an integral part of this schedule of investments.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)      VALUE
                                                                                ----------------  --------------  ------------
INDUSTRIAL (CONTINUED)
Tyco International Ltd./Tyco International Finance SA, Co. Gty, 7.00%,
12/15/19                                                                             Baa1/A-      $        1,250  $  1,486,810
Waste Management, Inc., Sr. Unsec. Notes, 7.125%, 12/15/17                          Baa3/BBB                 500       586,395
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20                     Baa2/BBB                 500       517,168
XM Satellite Radio, Inc., Co. Gty, 13.00%, 08/01/13, 144A                            B3/BB-                   57        67,830
                                                                                                                  ------------
                                                                                                                     9,962,995
                                                                                                                  ------------
INSURANCE (6.92%)
AIG SunAmerica Global Finance VI, Sr. Sec. Notes, 6.30%, 05/10/11, 144A               A1/A+                1,000     1,015,000
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23                              A3/A-                  750       794,617
American International Group, Inc., 8.175%, 05/15/58(c),(d)                          Ba2/BBB               1,000     1,064,809
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A                         Baa2/BBB+              3,000     2,716,845
Guardian Life Insurance Co.,Sub. Notes, 7.375%, 09/30/39, 144A                       A1/AA-                  108       125,725
Liberty Mutual Group, Inc., Bonds, 7.00%, 03/15/34, 144A                            Baa2/BBB-                250       236,317
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/58, 144A(c),(d)                  Baa3/BB               1,000     1,210,000
Lincoln National Corp., 6.05%, 04/20/67(c),(d)                                       Ba1/BBB                 500       461,250
Manulife Financial Corp., Sr. Unsec. Notes, 4.90%, 09/17/20                           NR/A-                  250       237,920
Massachusetts Mutual Life Insurance Co., Notes, 8.875%, 06/01/39, 144A               A1/AA-                  500       669,214
Metlife Capital Trust X, 9.25%, 04/08/38, 144A(c)                                   Baa2/BBB                 500       587,500
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39(c)                                  Baa2/BBB               1,000     1,340,000
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A                   A3/A-                  215       249,362
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A                       Aa2/AA                  103       121,447
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11                                     WR/NR                1,500     1,513,723
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/38(c),(d)                 Baa3/BBB+              1,000     1,162,500
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/37(c),(d)                         A3/BBB                  500       517,500
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12                                        Baa2/BBB+                500       516,459
                                                                                                                  ------------
                                                                                                                    14,540,188
                                                                                                                  ------------
MEDIA (8.73%)
CBS Corp., Co. Gty., 8.875%, 05/15/19                                               Baa3/BBB-                350       440,329
Cengage Learning Acquisitions, Inc., Sr. Discount Notes, 13.25%, 07/15/15,
144A(c),(f)                                                                         Caa2/CCC+                500       527,500
Charter Communications Operating LLC, Sec. Notes, 8.00%, 04/30/12, 144A              B1/BB+                  150       157,500
Comcast Cable Holdings LLC, Co. Gty, 9.80%, 02/01/12                                Baa1/BBB+              1,500     1,632,649
Comcast Corp., Gtd., 7.05%, 03/15/33                                                Baa1/BBB+              2,000     2,284,772
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28                         Baa2/BBB-              1,500     1,610,462
COX Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A                     Baa3/BBB-                500       566,902
Grupo Televisa SA, Sr. Unsec. Notes, 6.625%, 01/15/40                               Baa1/BBB+                159       172,188
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22                                  WR/BBB+               2,000     2,423,390
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 10.00%, 07/15/17(c)               Ba2/BB                  500       585,000
Myriad International Holding BV, Co. Gty, 6.375%, 07/28/17, 144A                     Baa3/NR                 100       104,740
NBC Universal, Inc., Sr. Unsec. Notes, 5.15%, 04/30/20, 144A                        Baa2/BBB+                175       181,409
NBC Universal, Inc., Sr. Unsec. Notes, 5.95%, 04/01/41, 144A                        Baa2/BBB+                 95        94,990
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95                              Baa1/BBB+              1,400     1,613,748
Time Warner Entertainment Co., LP, Co. Gty, 8.375%, 07/15/33                        Baa2/BBB               1,360     1,716,289
Time Warner, Inc., Sr. Unsec. Notes, 9.15%, 02/01/23                                Baa2/BBB               3,000     3,936,768
Viacom, Inc., Co. Gty., 7.875%, 07/30/30                                            Baa3/BBB-                250       295,171
                                                                                                                  ------------
                                                                                                                    18,343,807
                                                                                                                  ------------
MINING (2.45%)
Anglo American Capital PLC, Co. Gty, 9.375%, 04/08/14, 144A                         Baa1/BBB                 339       408,147
Anglo American Capital, Co. Gty., 9.375%, 04/08/19, 144A                            Baa1/BBB                 500       672,568
AngloGold Ashanti Holdings PLC, Co. Gty, 5.375%, 04/15/20                           Baa3/BBB-                310       322,400
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18                         Baa1/A-                 500       602,607
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17(c)                         Baa3/BBB-                500       553,125
Freeport-McMoran Corp., Co. Gty, 9.50%, 06/01/31                                    Baa2/BBB-                250       339,319

  The accompanying notes are an integral part of this schedule of investments.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)      VALUE
                                                                                ----------------  --------------  ------------
MINING (CONTINUED)
Newmont Mining Corp., Sr. Unsec. Notes, 8.625%, 05/15/11                            Baa1/BBB+     $          500  $    513,211
Rio Tinto Finance USA Ltd., Co. Gty, 9.00%, 05/01/19                                 A3/BBB+                  85       114,159
Teck Resources Ltd., Co. Gty, 6.00%, 08/15/40(c)                                    Baa2/BBB               1,000     1,057,288
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                                       Baa2/BBB+                500       557,552
                                                                                                                  ------------
                                                                                                                     5,140,376
                                                                                                                  ------------
PAPER (1.88%)
Cenveo Corp., Co. Gty, 10.50%, 08/15/16, 144A(c)                                     B3/CCC+                 400       393,000
Georgia-Pacific LLC, Co. Gty, 5.40%, 11/01/20, 144A                                  Ba2/BBB                 670       662,415
Smurfit Capital Funding PLC, Co. Gty., 7.50%, 11/20/25                               Ba2/BB                2,000     1,845,000
Westvaco Corp., Co. Gty, 8.20%, 01/15/30                                             Ba1/BBB               1,000     1,054,537
                                                                                                                  ------------
                                                                                                                     3,954,952
                                                                                                                  ------------
REAL ESTATE INVESTMENT TRUST (REIT) (4.00%)
BioMed Realty LP, Co, Gty., 6.125%, 04/15/20, 144A                                  Baa3/BBB-                350       369,554
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18                                   Baa2/BBB-                500       533,520
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19                                   Baa2/BBB-                500       589,077
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13                  Baa1/BBB+                750       807,565
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.65%, 06/01/16                  Baa1/BBB+                210       225,835
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17                  Baa1/BBB+                290       320,347
First Industrial LP, Sr. Unsec. Notes, 7.50%, 12/01/17                               Ba3/BB-                 200       174,411
Host Hotels & Resorts, Inc., Co. Gty, 6.00%, 11/01/20, 144A(c)                       Ba1/BB+               1,000       985,000
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18                                     Baa2/BBB               1,000     1,108,907
Mack-Cali Realty Corp., Sr. Unsec. Notes, 7.75%, 08/15/19                           Baa2/BBB                 665       773,897
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15               Baa2/BBB                 500       539,226
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18                           A3/A-                  750       842,960
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A                                     A2/A-                  500       557,011
WEA Finance, LLC, Sr. Notes, 7.125%, 04/15/18, 144A                                   A2/A-                  500       575,185
                                                                                                                  ------------
                                                                                                                     8,402,495
                                                                                                                  ------------
RETAIL & RESTAURANT (0.60%)
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16                        Baa3/BBB                 500       569,955
Levi Strauss & Co., Sr. Unsec. Notes, 8.875%, 04/01/16(c)                             B2/B+                  500       527,500
Limited Brands, Inc., Sr. Notes, 8.50%, 06/15/19                                     Ba1/BB                  150       171,375
                                                                                                                  ------------
                                                                                                                     1,268,830
                                                                                                                  ------------
TECHNOLOGY (0.12%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40                                    Baa1/BBB+                 60        60,166
Expedia, Inc., Co. Gty, 5.95%, 08/15/20                                             Ba1/BBB-                  85        85,425
Mantech International Corp., Co. Gty., 7.25%, 04/15/18(c)                            Ba2/BB+                 100       104,500
                                                                                                                  ------------
                                                                                                                       250,091
                                                                                                                  ------------
TELECOMMUNICATIONS (9.44%)
AT&T, Inc., Sr. Unsec. Notes, 5.35%, 09/01/40, 144A                                   A2/A-                2,548     2,396,307
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 8.50%,
11/15/18                                                                              A2/A-                  229       299,658
Deutsche Telekom International Finance BV, Gtd., 8.75%, 06/15/30                    Baa1/BBB+              2,000     2,687,898
Frontier Communications Corp., Sr. Unsec. Notes, 6.625%, 03/15/15                    Ba2/BB                  150       156,750
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18                    Ba2/BB                  500       548,750
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31                     Ba2/BB                  500       513,750
GTE Corp., Co. Gty., 6.94%, 04/15/28                                                 Baa1/A-               1,500     1,693,503
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18                     WR/NR                1,000       780,434
Intelsat Intermediate Holding Co., SA, Co. Gty, 9.50%, 02/01/15(c),(f)              Caa2/CCC+                170       175,100
Intelsat Jackson Holdings SA, Co. Gty, 11.50%, 06/15/16(c)                          Caa2/CCC+                805       867,387
Level 3 Financing, Inc., Co, Gty, 10.00%, 02/01/18(c)                               Caa1/CCC                 610       585,600
NII Capital Corp., Co. Gty., 10.00%, 08/15/16(c)                                     B1/BB-                  500       553,750
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(c)                                   Baa3/BBB-              1,000       975,000
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(c)                                  Baa3/BBB-              1,100     1,080,750
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(c)                                   Baa3/BBB-                500       490,000

  The accompanying notes are an integral part of this schedule of investments.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)      VALUE
                                                                                ----------------  --------------  ------------
TELECOMMUNICATIONS (CONTINUED)
Sprint Capital Corp., 8.75%, 03/15/32                                                Ba3/BB-      $        1,000  $  1,010,000
Sprint Capital Corp., Co. Gty, 6.875%, 11/15/28                                      Ba3/BB-               1,500     1,312,500
TELUS Corp., Sr. Unsec. Notes, 8.00%, 06/01/11                                      Baa1/BBB+                154       158,200
Trilogy International Partners LLC, Sr. Sec. Notes, 10.25%, 08/15/16, 144A(c)       Caa1/CCC+                100        99,000
Valor Telecommunications Enterprises Finance Corp., Co. Gty., 7.75%,
02/15/15(c)                                                                         Baa3/BB+               1,000     1,031,250
Verizon Communications, Inc., Sr. Unsec. Notes, 8.75%, 11/01/18                       A3/A-                  292       381,298
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30                       A3/A-                1,646     2,041,957
                                                                                                                  ------------
                                                                                                                    19,838,842
                                                                                                                  ------------
TRANSPORTATION (5.94%)
American Airlines Pass Through Trust, Pass Through Certs., Series 2001-02,
7.858%, 10/01/11                                                                    Ba1/BBB-               2,500     2,600,000
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(c),(d)                             Baa2/BBB                 250       258,750
Continental Airlines, Pass Through Certs., Series 2000-A1, 8.048%, 11/01/20         Baa2/BBB                 877       991,463
Continental Airlines, Pass Through Certs., Series 2000-A2, 7.707%, 04/02/21         Baa2/BBB               1,241     1,383,641
Continental Airlines, Pass Through Certs., Series1999-1, Class B2, 6.795%,
08/02/18                                                                             Ba1/BB                  747       746,577
Delta Air Lines, Pass Through Certs, Series 1993-A2, 10.50%, 04/30/16                 WR/NR                  430       190,652
ERAC USA Finance LLC, Co. Gty, 8.00%, 01/15/11, 144A                                Baa2/BBB+              1,000     1,001,737
ERAC USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A                              Baa2/BBB+              1,500     1,615,238
Federal Express Corp., Pass Through Certs, Series 1996-B2, 7.84%, 01/30/18(c)       Baa1/BBB               1,000     1,056,500
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12                            Baa2/BBB               1,750     1,956,600
Norfolk Southern Corp., Sr. Unsec. Notes, 5.75%, 04/01/18                           Baa1/BBB+                170       191,968
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16(c)                                       Ba3/BB+                 500       490,000
                                                                                                                  ------------
                                                                                                                    12,483,126
                                                                                                                  ------------
UTILITIES (4.10%)
Avista Corp., 5.95%, 06/01/18                                                       Baa1/BBB+                500       548,406
Avista Corp., 5.125%, 04/01/22                                                      Baa1/BBB+                500       513,820
Dominion Resources, Inc., Sr. Unsub., Series 07-A, 6.00%, 11/30/17                   Baa2/A-                 500       566,120
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A              Ba1/BBB-               1,000       992,556
Georgia Power Co., Sr. Unsec. Notes, 5.40%, 06/01/40                                  A3/A                   110       111,115
Hydro-Quebec, Gtd., 8.25%, 04/15/26                                                  Aa2/A+                1,550     2,066,987
MidAmerican Funding LLC, Sr. Sec. Bonds, 6.927%, 03/01/29                            A3/BBB+                 500       578,296
NextEra Energy Capital Holding, Co. Gty., Series D, 7.30%, 09/01/49(c),(d)          Baa2/BBB                 500       516,250
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16                                   Baa1/BBB                 500       562,866
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21                                  Baa1/BBB               1,000     1,064,760
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11                              A3/NR                  500       511,166
Toledo Edison Co., 7.25%, 05/01/20                                                  Baa1/BBB                 500       591,030
                                                                                                                  ------------
                                                                                                                     8,623,372
                                                                                                                  ------------
TOTAL CORPORATE DEBT SECURITIES (Cost of $155,710,019)                                                             171,102,196
                                                                                                                  ------------
ASSET BACKED SECURITIES (0.75%)
Bayview Financial Acquisition Trust, Series 2007-A, Class M4, 2.411%,
05/28/37(c),(d)                                                                        C/D                   249           850
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A,
0.531%, 05/25/36, 144A(c),(d)                                                        AA3/AAA                  72        51,062
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%,
03/25/37(f)                                                                          Aa3/AA+                 286       270,758
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%,
11/25/36(f)                                                                           B3/B-                  165       132,103

  The accompanying notes are an integral part of this schedule of investments.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)      VALUE
                                                                                ----------------  --------------  ------------
Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.79%, 12/22/25,
144A(c)                                                                              NA/AAA       $           15  $     15,603
Small Business Administration Participation Certificates, Series 2010-20F,
Class 1, 3.88%, 06/01/30                                                             Aaa/AAA                 317       321,171
Sonic Capital LLC, Series 2006-1A, Class A2, 5.096%, 12/20/31, 144A                 Baa2/BB+                 767       785,833
                                                                                                                  ------------
TOTAL ASSET BACKED SECURITIES (Cost of $1,838,531)                                                                   1,577,380
                                                                                                                  ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (6.07%)
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 04/15/37, 144A               Aaa/AAA                 700       756,880
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AM, 5.775%,
05/10/45(d)                                                                           NA/A                 1,440     1,511,345
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.322%, 12/11/49                                                                     Aaa/A-                  285       295,408
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AM, 5.343%,
12/15/39                                                                             Aa1/BBB                 100        99,051
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%, 04/15/47(d)               Aaa/NA                  500       512,123
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%,
10/14/22, 144A                                                                        A2/A                   500       520,549
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-FL1A,
Class E, 0.58%, 02/15/19, 144A(d)                                                    Aa1/AA                  431       406,457
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5,
Class AJ, 5.326%, 12/15/44(d)                                                         Aa3/A                   60        58,488
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17,
Class AM, 5.464%, 12/12/43                                                           Aaa/NA                  100        98,258
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX,
Class A3, 5.42%, 01/15/49                                                            Aaa/NA                  160       166,410
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16,
Class A4, 5.552%, 05/12/45                                                           Aaa/AAA               1,000     1,068,393
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20,
Class A4, 5.794%, 02/12/51(d)                                                        Aaa/A+                  880       937,311
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.903%, 06/15/38(d)     Aaa/BBB+               2,000     2,077,708
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 02/15/40          NA/A+                  970     1,018,635
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40           NA/A+                1,375     1,417,897
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4,
5.485%, 03/12/51(d)                                                                  Aaa/NR                  110       112,154
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM, 5.107%, 07/12/38(d)        Aaa/NA                   30        30,508
Merrill Lynch Mortgage Trust, Series 2007-CI, Class AM, 5.826%, 06/12/50(d)          NA/BBB+                 140       137,638
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49                NR/A+                  750       801,396
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.808%, 08/12/45,
144A(d)                                                                               A3/NA                  210       208,675
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%,
10/15/48                                                                             Aaa/AAA                 500       519,762
                                                                                                                  ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $10,415,715)                                                   12,755,046
                                                                                                                  ------------
RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.58%)
Bayview Commercial Asset Trust, Series 2006-CP2, Class IO, 2.803%, 01/25/37,
144A(f)                                                                              Aaa/NR                5,771       409,154
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 2.659%, 07/25/37,
144A(f)                                                                              AA1/AAA               3,977       379,037
CBA Commercial Small Balance Commercial Mortgage, Series 2006-2A, Class X1,
0.000%, 01/25/39, 144A(d)                                                             C/NR                 3,301       270,986

  The accompanying notes are an integral part of this schedule of investments.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)  AMOUNT (000'S)      VALUE
                                                                                ----------------  --------------  ------------
FHLMC Pool # 170128, 11.50%, 06/01/15                                                Aaa/AAA      $            3  $      3,236
FHLMC Pool # 360019, 10.50%, 12/01/17                                                Aaa/AAA                   6         6,932
FHLMC Pool # A15675, 6.00%, 11/01/33                                                 Aaa/AAA                 672       738,871
FHLMC Pool # B11892, 4.50%, 01/01/19                                                 Aaa/AAA                 622       657,334
FHLMC Pool # G00182, 9.00%, 09/01/22                                                 Aaa/AAA                   6         7,248
FNMA Pool # 124012, 12.50%, 10/01/15                                                 Aaa/AAA                   5         5,683
FNMA Pool # 303022, 8.00%, 09/01/24                                                  Aaa/AAA                  23        25,955
FNMA Pool # 303136, 8.00%, 01/01/25                                                  Aaa/AAA                  15        17,173
FNMA Pool # 55192, 10.50%, 09/01/17                                                  Aaa/AAA                   8         9,339
FNMA Pool # 58991, 11.00%, 02/01/18                                                  Aaa/AAA                   4         4,788
FNMA Pool # 60040, 12.00%, 09/01/14                                                  Aaa/AAA                   5         4,859
FNMA Pool # 754791, 6.50%, 12/01/33                                                  Aaa/AAA                 790       887,728
FNMA Pool # 763852, 5.50%, 02/01/34                                                  Aaa/AAA               1,254     1,350,226
FNMA Pool # 889554, 6.00%, 04/01/38                                                  Aaa/AAA                 451       490,344
GNSF Pool # 194228, 9.50%, 11/15/20                                                  Aaa/AAA                  52        61,734
GNSF Pool # 307527, 9.00%, 06/15/21                                                  Aaa/AAA                  32        38,131
GNSF Pool # 417239, 7.00%, 02/15/26                                                  Aaa/AAA                  34        39,060
GNSF Pool # 780374, 7.50%, 12/15/23                                                  Aaa/AAA                  17        19,809
                                                                                                                  ------------
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $5,240,154)                                                    5,427,627
                                                                                                                  ------------
MUNICIPAL BONDS (1.25%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-
Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57                       A2/A+              175,000       171,063
San Francisco City & County Public Utilities Commission, Water Revenue,
Build America Bonds, 6.000%, 11/01/40                                                Aa2/AA-             145,000       137,338
State of California, Build America Bonds, GO, 7.625%, 03/01/40                        A1/A-            1,500,000     1,565,115
State of Illinois, Build America Bonds, GO, 6.900%, 03/01/35                          A1/A+              500,000       464,720
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35                           A1/A+              285,000       279,152
                                                                                                                  ------------
TOTAL MUNICIPAL BONDS (Cost of $2,655,263)                                                                           2,617,388
                                                                                                                  ------------
U.S. TREASURY SECURITIES (6.97%)
U.S. Treasury Bill, 0.000%, 01/27/11                                                 Aaa/AAA                 500       499,982
U.S. Treasury Bond, 0.875%, 02/29/12                                                 Aaa/AAA               3,500     3,520,370
U.S. Treasury Note, 1.125%, 12/15/11                                                 Aaa/AAA               3,500     3,526,387
U.S. Treasury Note, 1.00%, 03/31/12                                                  Aaa/AAA               3,500     3,526,810
U.S. Treasury Note, 0.375%, 09/30/12                                                 Aaa/AAA               3,500     3,491,660
U.S. Treasury Note, 3.875%, 08/15/40                                                 Aaa/AAA                  94        86,583
                                                                                                                  ------------
TOTAL U.S. TREASURY SECURITIES (Cost of $14,679,528)                                                                14,651,792
                                                                                                                  ------------
GOVERNMENT BONDS (0.05%)
Brazilian Government International Bond, Sr. Unsec. Notes, 4.875%, 01/22/21                              100,000       102,000
                                                                                                                  ------------
TOTAL GOVERNMENT BONDS (Cost of $102,629)                                                                              102,000
                                                                                                                  ------------

                                                                                                       SHARES
                                                                                                    ------------
PREFERRED STOCK (0.31%)
Ally Financial, Inc., 144A                                                            Caa2/C                 134  $    126,651
Federal Home Loan Mortgage Corp, Series Z(a),(c),(d)                                   Ca/C               53,779        36,166
US BANCORP, Series A(c),(d)                                                          A3/BBB+                 615  $    485,927
                                                                                                                  ------------
TOTAL PREFERRED STOCK (Cost of $1,826,116)                                                                             648,744
                                                                                                                  ------------

  The accompanying notes are an integral part of this schedule of investments.

                                                                                                                      VALUE
                                                                                                                  ------------
TOTAL INVESTMENTS (99.43%)
(Cost $192,540,825)                                                                                               $208,943,577
                                                                                                                  ------------
OTHER ASSETS AND LIABILITIES (0.57%)                                                                                 1,202,964
                                                                                                                  ------------
NET ASSETS (100.00%)                                                                                              $210,146,541
                                                                                                                  ============

(a)  Non-income producing security.

(b) Ratings for debt securities are unaudited. All ratings are as of December 31, 2010 and may have changed subsequently.

(c)  This security is callable.

(d)  Variable rate security. Rate disclosed is as of December 31, 2010.

(e)  Security is perpetual. Date shown is next call date.

(f)  Multi-Step Coupon. Rate disclosed is as of December 31, 2010.

*    Aggregate cost for Federal income tax purposes $192,540,825.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2010, these securities amounted to 20.08% of net assets.

Gross unrealized appreciation                                                                                     $ 19,519,409
Gross unrealized depreciation                                                                                       (3,116,657)
                                                                                                                  ------------
Net unrealized appreciation                                                                                       $ 16,402,752
                                                                                                                  ============

Legend

Co. Gty. - Company Guaranty
Debs.    - Debentures
FHLMC    - Federal Home Loan Mortgage Corp.
FNMA     - Federal National Mortgage Association
GNSF     - Government National Mortgage Association (Single Family)
GO       - General Obligation
Gtd.     - Guaranteed
NA       - Not Available
NR       - Not Rated
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated
WR       - Withdrawn Rating

  The accompanying notes are an integral part of this schedule of investments.

                                 RIVUS BOND FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                DECEMBER 31, 2010

                                   (UNAUDITED)

A. SECURITY VALUATION - In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under, procedures established by the Board of Trustees.

Fair Value Measurements - The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarch for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valucation levels for major security types. These inputs are summarized in the three broad levels listed below:

     -    Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     -    Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

     -    Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would used in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assts and liabilities measured at fair value on a recurring basis as of December 31, 2010.

                                                                      LEVEL 2        LEVEL 3
                                         TOTAL MARKET    LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                           VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                                           12/31/10       PRICE       INPUTS         INPUTS
                                         ------------   --------   ------------   ------------
COMMON STOCK *                           $     61,404   $ 61,404   $         --     $     --
CORPORATE DEBT SECURITIES                 171,102,196         --    171,102,196
RESIDENTIAL MORTGAGE-BACKED SECURITIES      5,427,627         --      5,018,473      409,154
COMMERCIAL MORTGAGE-BACKED SECURITIES      12,755,046         --     12,755,046           --
ASSET BACKED SECURITIES                     1,577,380         --      1,577,380           --
MUNICIPAL BONDS                             2,617,388         --      2,617,388           --
U.S. TREASURY SECURITIES                   14,651,792                14,651,792
PREFERRED STOCK                               648,744    648,744             --           --
GOVERNMENT BONDS                              102,000         --        102,000           --
TOTAL INVESTMENTS                        $208,943,577   $710,148   $207,824,275     $409,154

*    See Schedule of Investments for industry breakout.

                                 RIVUS BOND FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                          DECEMBER 31, 2010 (CONTINUED)

                                   (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                   CORPORATE DEBT
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF MARCH 31, 2010                        $ 1,544,970
Accrued discounts/premiums                                   --
Realized gain (loss)                                         --
Change in unrealized appreciation (depreciation)             --
Net purchases (sales)                                        --
Transfer in and/or out of Level 3                    (1,135,816)
                                                    -----------
BALANCE AS OF DECEMBER 31, 2010                     $   409,154
                                                    ===========

The Fund's policy is to recognize the values transfers in and transfers out as of the beginning of the fiscal period. As of December 31, 2010, there were no significant transfers betweeen Level 1 and Level 2.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rivus Bond Fund


By (Signature and Title)* /s/ Clifford D. Corso
                          ------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 2/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Clifford D. Corso
                          ------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 2/28/11


By (Signature and Title)* /s/ Joseph L. Sevely
                          ------------------------------
                          Joseph L. Sevely, Treasurer
                          (principal financial officer)

Date 2/28/11

* Print the name and title of each signing officer under his or her signature.